Leases (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Opreating lease remaining term	1 year 2 months 1 day		1 year 2 months 1 day
Percentage of payment escalate per year			3.00%
Operating lease expenses	$ 57,816		$ 115,633
Rent expenses		$ 77,548		$ 133,386	$ 211,271	$ 192,237